Segmentation of key figures (Details 9) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Profit sharing income	$ 171	$ 154	$ 331	$ 314
Royalty income	47	75	99	142
Milestone income	72	11	81	19
Other	4	12	18	23
Other revenues	294	252	529	498
Innovative Medicines
Disclosure of operating segments [line items]
Profit sharing income	170	153	330	312
Royalty income	42	46	85	87
Milestone income	70	11	78	19
Other	3	10	15	19
Other revenues	285	220	508	437
Sandoz
Disclosure of operating segments [line items]
Profit sharing income	1	1	1	2
Royalty income	2	6	3	13
Milestone income	2		3
Other	1	2	3	4
Other revenues	6	9	10	19
Alcon
Disclosure of operating segments [line items]
Royalty income		1		1
Other revenues		1		1
Corporate
Disclosure of operating segments [line items]
Royalty income	3	22	11	41
Other revenues	$ 3	$ 22	$ 11	$ 41